Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories are summarized in the accompanying table.
Philips Group
Inventories in millions of EUR

	2025	2024
Raw materials and supplies	1,175	1,344
Work in process	408	414
Finished goods	1,287	1,439
Inventories	2,870	3,198